TYPE:	13F-HR
PERIOD	12/31/2007
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      374 4435.0000 SH      Sole                4285.0000          150.0000
AT&T Inc                       COM              00206R102      761 18314.0000 SH     Sole               17990.0000          324.0000
Adobe Systems Inc              COM              00724f101      995 23275.0000 SH     Sole               23275.0000
Altria Group Inc               COM              02209S103     1892 25034.0000 SH     Sole               25004.0000           30.0000
Amazon.Com Inc                 COM              023135106     1679 18125.0000 SH     Sole               18125.0000
American Express Company       COM              025816109     1551 29825.0000 SH     Sole               29825.0000
American Intl Group Com        COM              026874107     1435 24620.0000 SH     Sole               24170.0000          450.0000
Apple Computer Inc             COM              037833100      653 3298.0000 SH      Sole                3298.0000
Berkshire Hthwy Cl A           COM              084670108     8213  58.0000 SH       Sole                  55.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207    11070 2337.5000 SH      Sole                2190.5000          147.0000
Boulder Total Return Fund      COM              101541100    17371 793543.0000 SH    Sole              788334.0000         5209.0000
Burlington Northern Santa Fe   COM              12189T104      972 11677.0000 SH     Sole               11677.0000
Canadian Natural Resources     COM              136385101     2371 32424.0000 SH     Sole               31224.0000         1200.0000
Cephalon Inc                   COM              156708109      431 6000.0000 SH      Sole                6000.0000
Cisco Systems Inc Com          COM              17275R102     1627 60091.0000 SH     Sole               59591.0000          500.0000
Citigroup Inc Com              COM              172967101      579 19665.9999 SH     Sole               18258.9999         1407.0000
Coca Cola Co Com               COM              191216100      799 13024.0000 SH     Sole               12604.0000          420.0000
Comcast Corp-Special Cl A      COM              20030N200      349 19250.0000 SH     Sole               19250.0000
ConocoPhillips                 COM              20825c104      568 6437.0000 SH      Sole                6397.0000           40.0000
Costco Wholesale Corp          COM              22160K105     1965 28175.0000 SH     Sole               27775.0000          400.0000
Covidien Ltd                   COM              G2552X108      687 15509.0000 SH     Sole               15509.0000
De Luxe Corp                   COM              248019101      685 20833.0000 SH     Sole               20783.0000           50.0000
Dell Inc                       COM              24702R101     2284 93175.0000 SH     Sole               92375.0000          800.0000
Diageo PLC Spn ADR             COM              25243q205      963 11220.0000 SH     Sole               11220.0000
Diamonds Trust Series I        COM              252787106      392 2957.0000 SH      Sole                2807.0000          150.0000
Disney Walt Co Com             COM              254687106     1453 45008.0000 SH     Sole               45008.0000
Du Pont (E.I.) De Nemours      COM              263534109      667 15125.0000 SH     Sole               15125.0000
E*Trade Financial Corp         COM              269246104      163 46047.0000 SH     Sole               46047.0000
EMC Corp Mass Com              COM              268648102     1744 94119.0000 SH     Sole               94119.0000
Electronic Arts Inc            COM              285512109     1151 19700.0000 SH     Sole               19700.0000
Emerson Electric Company       COM              291011104      315 5555.0000 SH      Sole                5455.0000          100.0000
Energy Select Sector SPDR      COM              81369Y506      378 4764.0000 SH      Sole                4764.0000
Express Scripts Inc            COM              302182100      322 4405.0000 SH      Sole                4405.0000
Exxon Mobil Corproration       COM              30231G102      662 7064.0000 SH      Sole                7064.0000
First Trust Value Line DVD     COM              33735A100      259 16632.0000 SH     Sole               16632.0000
FirstFlight Inc                COM              32025R104      190 500100.0000 SH    Sole              500100.0000
Freddie Mac Com                COM              313400301      214 6295.0000 SH      Sole                6060.0000          235.0000
Freeport-McMoran Cop & Gold In COM              35671D857      779 7605.0000 SH      Sole                7550.0000           55.0000
General Elec Co Com            COM              369604103     1186 31981.0000 SH     Sole               31845.0000          136.0000
Google Inc Cl A                COM              38259P508     1521 2200.0000 SH      Sole                2200.0000
Halliburton Co                 COM              406216101      309 8150.0000 SH      Sole                8150.0000
Hercules Inc                   COM              427056106      624 32250.0000 SH     Sole               32250.0000
Hewlett-Packard Co             COM              428236103     1732 34316.0000 SH     Sole               34316.0000
IAC/InterActiveCorp            COM              44919P300      441 16400.0000 SH     Sole               16300.0000          100.0000
Illinois Tool Works            COM              452308109     1173 21904.0000 SH     Sole               21904.0000
Intel Corp Com                 COM              458140100      706 26474.0000 SH     Sole               26474.0000
Intl Business Machines Corp    COM              459200101      630 5824.0000 SH      Sole                5724.0000          100.0000
JP Morgan Chase & Co.          COM              46625H100     2057 47131.0000 SH     Sole               47076.0000           55.0000
Johnson & Johnson Com          COM              478160104      569 8524.5250 SH      Sole                8424.5250          100.0000
KBR Inc                        COM              48242W106     1466 37790.0000 SH     Sole               37490.0000          300.0000
Kraft Foods Inc A              COM              50075N104     1162 35602.0000 SH     Sole               35382.0000          220.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      293 3880.0000 SH      Sole                3755.0000          125.0000
Legg Mason Inc                 COM              524901105      779 10650.0000 SH     Sole               10450.0000          200.0000
Leucadia Natl Corp Com         COM              527288104     3206 68061.0000 SH     Sole               67061.0000         1000.0000
McDonald's Corporation         COM              580135101      812 13780.0000 SH     Sole               13780.0000
McGraw-Hill Companies Inc      COM              580645109     2060 47011.0000 SH     Sole               47011.0000
Microsoft Corp Com             COM              594918104     2575 72328.0000 SH     Sole               72328.0000
Motorola Inc                   COM              620076109      298 18583.0000 SH     Sole               18433.0000          150.0000
NY Community Bancorp           COM              649445103      708 40275.0000 SH     Sole               40275.0000
NYSE Euronext                  COM              62949W103      307 3500.0000 SH      Sole                3500.0000
News Corp Cl B                 COM              65248E203      249 11700.0000 SH     Sole               11700.0000
Nike Inc Cl B                  COM              654106103      899 14000.0000 SH     Sole               14000.0000
Penn West Energy Trust         COM              707885109     1508 57998.0000 SH     Sole               57998.0000
Pfizer Inc Com                 COM              717081103      248 10929.9325 SH     Sole               10098.9325          831.0000
Plum Creek Timber Co Inc       COM              729251108      506 11000.0000 SH     Sole               11000.0000
PowerShares QQQ Nasdaq 100     COM              73935A104     1242 24256.0000 SH     Sole               23756.0000          500.0000
Procter & Gamble Co Com        COM              742718109      566 7707.0000 SH      Sole                7707.0000
SAIC Inc                       COM              78390X101      760 37750.0000 SH     Sole               37050.0000          700.0000
Sears Holdings Corp            COM              812350106     3199 31345.0000 SH     Sole               31030.0000          315.0000
Shaw Communications Inc B      COM              82028K200     2532 106908.0000 SH    Sole              106908.0000
Sirius Satellite Radio Inc     COM              82966U103       49 16300.0000 SH     Sole               16300.0000
Six Flags Inc                  COM              83001P109      285 140385.0000 SH    Sole              135885.0000         4500.0000
Stryker Corp Com               COM              863667101      833 11150.0000 SH     Sole               11150.0000
Sysco Corp                     COM              871829107      315 10089.0000 SH     Sole               10089.0000
Target Corp                    COM              87612e106      202 4043.0000 SH      Sole                3643.0000          400.0000
Tellabs Inc                    COM              879664100      218 33400.0000 SH     Sole               33400.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      690 14840.0000 SH     Sole               14840.0000
Texas Instruments Inc          COM              882508104     1113 33335.0000 SH     Sole               33335.0000
The DirecTV Group Inc          COM              25459L106      999 43225.0000 SH     Sole               43225.0000
Toyota Industries Corp         COM              J92628106      299 7300.0000 SH      Sole                7300.0000
USG Corp                       COM              903293405     1158 32350.0000 SH     Sole               31850.0000          500.0000
UnitedHealth Group Inc         COM              91324P102      655 11250.0000 SH     Sole               11125.0000          125.0000
Walgreen Co                    COM              931422109      495 13000.0000 SH     Sole               12800.0000          200.0000
Wells Fargo & Co New Com       COM              949746101     1710 56633.0000 SH     Sole               56633.0000
Whirlpool Corp                 COM              963320106     1162 14235.0000 SH     Sole               14200.0000           35.0000
WisdomTree L/C Div Fund        COM              97717W307      387 6700.0000 SH      Sole                6700.0000
YUM! Brands Inc.               COM              988498101      754 19700.0000 SH     Sole               19700.0000
Yahoo! Inc Com                 COM              984332106      412 17725.0000 SH     Sole               17725.0000
Zimmer Holdings Inc            COM              98956P102      342 5170.0000 SH      Sole                5170.0000
eBay Inc                       COM              278642103     1548 46635.0000 SH     Sole               46635.0000
iShares DJ Select Dividend     COM              464287168      228 3533.0000 SH      Sole                3358.0000          175.0000
iShares MSCI EAFE Index Fund   COM              464287465      546 6960.0000 SH      Sole                6785.0000          175.0000
iShares MSCI Japan Index Fd    COM              464286848      155 11650.0000 SH     Sole               11650.0000
iShares Russell 1000 Value     COM              464287598      490 6110.0000 SH      Sole                5090.0000         1020.0000
iShares S&P 500/Barra Growth   COM              464287309      797 11420.0000 SH     Sole               11420.0000